Segment Information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Percentage of international revenues accounting for the Company's net revenues	46.30%	48.70%	50.70%
Net revenues	$ 2,736,080	$ 2,646,154	$ 2,563,064
U S to International Revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 160,500	$ 178,700	$ 176,100
Net Revenue [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, customer/distributors	2
Ingram Micro [Member] | Net Revenue [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, customer/distributors			1
Concentration risk, customer/distributors	13.00%	13.00%	14.00%
Arrow [Member] | Net Revenue [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, customer/distributors	12.00%	11.00%